Investment in an Equity Investee - Summarized balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarized balance sheets
Current assets	$ 1,066,555	$ 1,096,839
Current liabilities	(376,562)	(403,027)
Net assets	771,853	743,387	$ 636,870	$ 1,039,514
SHPL
Summarized balance sheets
Current assets	213,707	201,025
Non-current assets	67,561	73,939
Current liabilities	(126,154)	(179,649)
Non-current liabilities	(3,859)	(3,687)
Net assets	$ 151,255	$ 91,628